Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI Emerging Markets ETF(a)	3,986,738	$218,752,314

Total Investment Companies — 100.4%
(Cost: $177,684,559)		218,752,314

Total Investments in Securities — 100.4%
(Cost: $177,684,559)		218,752,314

Other Assets, Less Liabilities — (0.4)%		(811,762)

Net Assets — 100.0%		$217,940,552

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

										Capital
										Gain
						Change in				Distributions
						Unrealized		Shares		from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at		Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income	Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$27	$—
iShares MSCI Emerging Markets ETF	183,522,705	42,922,898		(47,051,052)	4,166,536	35,191,227	218,752,314	3,986,738	1,908,015	—
					$4,166,536	$35,191,227	$218,752,314		$1,908,042	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CNY	557,000	USD	86,517	MS	06/03/21	$867
EUR	1,998,000	USD	2,442,744	MS	06/03/21	555
HKD	3,117,000	USD	401,240	MS	06/03/21	361
INR	14,947,000	USD	202,906	MS	06/03/21	2,909
KRW	404,458,000	USD	361,551	MS	06/03/21	2,596
MXN	703,000	USD	35,128	MS	06/03/21	152
MYR	12,394,000	USD	3,004,970	MS	06/03/21	947
RUB	5,503,000	USD	73,747	MS	06/03/21	1,175
TWD	9,656,000	USD	346,614	MS	06/03/21	3,295
USD	1,596,800	CLP	1,141,107,000	MS	06/03/21	17,118
USD	47,073	CNY	300,000	MS	06/03/21	8
USD	210,671	HKD	1,635,000	MS	06/03/21	14
USD	3,043,192	MYR	12,471,000	MS	06/03/21	18,599
USD	630,130	TRY	5,308,000	MS	06/03/21	5,347
ZAR	4,346,000	USD	301,159	MS	06/03/21	14,958
BRL	55,792,000	USD	10,629,967	MS	06/04/21	16,346
USD	4,099,161	THB	127,877,000	MS	06/04/21	5,192
KRW	1,361,868,000	USD	1,228,568	MS	07/06/21	7
MYR	647,000	USD	157,039	MS	07/06/21	103

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	101,259	BRL	531,000	MS	07/06/21	$230
USD	1,403,671	CLP	1,013,787,000	MS	07/06/21	734
USD	10,791,226	CNY	68,932,320	MS	07/06/21	4,441
USD	47,329,941	HKD	367,320,000	MS	07/06/21	107
USD	594,518	INR	43,162,000	MS	07/06/21	2,423
USD	33,594,207	KRW	37,224,901,000	MS	07/06/21	12,685
USD	3,924,338	MXN	78,440,000	MS	07/06/21	2,756
USD	6,352,492	RUB	468,328,000	MS	07/06/21	3,795
USD	603,704	TRY	5,214,000	MS	07/06/21	884
USD	8,718,337	ZAR	120,157,000	MS	07/06/21	16,806
						135,410
CLP	1,145,245,000	USD	1,588,397	MS	06/03/21	(2,986)
CNY	65,477,320	USD	10,272,386	MS	06/03/21	(76)
HKD	367,320,000	USD	47,327,502	MS	06/03/21	(1,198)
INR	1,543,520,000	USD	21,280,832	MS	06/03/21	(27,126)
KRW	37,224,901,000	USD	33,591,176	MS	06/03/21	(76,364)
MXN	78,440,000	USD	3,939,612	MS	06/03/21	(3,137)
MYR	185,000	USD	45,025	MS	06/03/21	(157)
RUB	446,716,000	USD	6,087,774	MS	06/03/21	(5,827)
TRY	5,355,000	USD	631,884	MS	06/03/21	(1,569)
TWD	881,093,000	USD	31,967,673	MS	06/03/21	(39,056)
USD	5,676	CLP	4,138,000	MS	06/03/21	(52)
USD	10,142,680	CNY	65,734,320	MS	06/03/21	(169,949)
USD	2,406,619	EUR	1,998,000	MS	06/03/21	(36,680)
USD	47,487,636	HKD	368,802,000	MS	06/03/21	(29,612)
USD	20,932,771	INR	1,558,467,000	MS	06/03/21	(526,750)
USD	33,731,424	KRW	37,629,359,000	MS	06/03/21	(147,534)
USD	3,909,877	MXN	79,143,000	MS	06/03/21	(61,878)
USD	26,040	MYR	108,000	MS	06/03/21	(153)
USD	5,999,903	RUB	452,219,000	MS	06/03/21	(156,967)
USD	5,512	TRY	47,000	MS	06/03/21	(20)
USD	31,976,027	TWD	890,749,000	MS	06/03/21	(302,499)
USD	8,466,559	ZAR	123,308,000	MS	06/03/21	(502,535)
ZAR	118,962,000	USD	8,670,769	MS	06/03/21	(17,792)
BRL	494,000	USD	94,464	MS	06/04/21	(198)
THB	128,958,000	USD	4,133,338	MS	06/04/21	(4,761)
USD	10,342,737	BRL	56,286,000	MS	06/04/21	(397,842)
USD	34,512	THB	1,081,000	MS	06/04/21	(96)
CLP	116,108,000	USD	160,725	MS	07/06/21	(48)
CNY	256,000	USD	40,086	MS	07/06/21	(27)
HKD	3,649,000	USD	470,218	MS	07/06/21	(37)
MXN	2,345,000	USD	117,335	MS	07/06/21	(97)
MYR	17,000	USD	4,137	MS	07/06/21	(8)
RUB	2,290,000	USD	31,052	MS	07/06/21	(8)
THB	9,925,000	USD	317,904	MS	07/06/21	(187)
TRY	652,000	USD	75,509	MS	07/06/21	(128)
TWD	61,991,000	USD	2,261,290	MS	07/06/21	(1,597)
USD	10,772,300	BRL	56,700,000	MS	07/06/21	(15,514)
USD	17,851	CLP	12,902,000	MS	07/06/21	(3)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,640,126	EUR	2,158,000	MS	07/06/21	$(516)
USD	10,027,361	HKD	77,821,000	MS	07/06/21	(12)
USD	21,235,596	INR	1,548,733,000	MS	07/06/21	(9,872)
USD	163,942	KRW	181,762,000	MS	07/06/21	(31)
USD	30,215	MXN	605,000	MS	07/06/21	(32)
USD	3,000,968	MYR	12,394,000	MS	07/06/21	(9,266)
USD	3,972,666	THB	124,236,000	MS	07/06/21	(4,355)
USD	7,853	TRY	68,000	MS	07/06/21	(9)
USD	32,364,278	TWD	889,458,000	MS	07/06/21	(58,205)
ZAR	4,790,000	USD	347,546	MS	07/06/21	(664)
						(2,613,430)
	Net unrealized depreciation					$(2,478,020)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$218,752,314	$—	$—	$218,752,314
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$135,410	$—	$135,410
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,613,430)	—	(2,613,430)
	$—	$(2,478,020)	$—	$(2,478,020)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS.	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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